UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	August 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments August 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.5%)
	Australia (5.7%)
	Apparel/Footwear
669,066	Pacific Brands Ltd.	1,236,375

	Food: Major Diversified
596,479	Goodman Fielder Ltd.*	965,599

	Hospital/Nursing Management
67,212	Ramsay Health Care Ltd.	509,638

	Packaged Software
949,025	Infomedia Ltd.	536,260
553,963	MYOB Ltd.	389,166
		925,426
	Publishing: Newspapers
116,157	John Fairfax Holdings Ltd.	358,338

	Total Australia	3,995,376

	Austria (1.0%)
	Electrical Products
31,808	Zumtobel AG*	692,358

	Belgium (2.0%)
	Food: Specialty/Candy
23,831	Omega Pharma S.A.	1,372,789

	Cayman Islands (1.0%)
	Semiconductors
3,202,000	Solomon Systech International Ltd.	679,306

	Denmark (1.6%)
	Beverages: Alcoholic
9,514	Carlsberg A/S (Series B)	738,918

	Food: Specialty/Candy
5,056	Danisco A/S	375,759

	Total Denmark	1,114,677

	Finland (1.7%)
	Building Products
15,991	Uponor Oyj	434,886

	Trucks/Construction/Farm Machinery
18,176	Wartsila Oyj (B Shares)	750,772

	Total Finland	1,185,658

	France (7.3%)
	Aerospace & Defense
9,464	Zodiac S.A.	574,743

	Broadcasting
9,921	NRJ Group	206,040

	Computer Processing Hardware
91,340	Bull S.A.*	621,014

	Electrical Products
8,419	Nexans S.A.	700,680

	Financial Publishing/Services
8,724	GL Trade S.A.	373,085

	Industrial Specialties
22,709	Saft Groupe S.A.*	610,609

	Office Equipment/Supplies
6,421	Neopost S.A.	750,207

	Pharmaceuticals: Other
24,335	Ipsen S.A.	881,163

	Real Estate Development
8,622	Icade*	406,258

	Total France	5,123,799

	Germany (5.0%)
	Chemicals: Agricultural
9,157	K+S AG	709,105

	Industrial Machinery
13,798	IWKA AG*	260,588

	Internet Software/Services
2,901	SCS Standard Computersysteme* (a)	0

	Investment Banks/Brokers
26,267	AWD Holding AG	837,443

	Miscellaneous Commercial Services
19,154	GfK AG	807,111
19,968	Techem AG	912,999
		1,720,110

	Total Germany	3,527,246

	Hong Kong (0.1%)
	Specialty Telecommunications
40,560	Asia Satellite Telecommunications Holdings Ltd.	69,360

	Ireland (3.2%)
	Food Distributors
39,018	Fyffes PLC	81,932

	Food: Meat/Fish/Dairy
182,844	Glanbia PLC	557,190

	Food: Specialty/Candy
72,903	Kerry Group PLC (A Shares)	1,624,203

	Total Ireland	2,263,325

	Italy (5.8%)
	Auto Parts: O.E.M.
45,656	Sogefi SpA	316,842

	Beverages: Alcoholic
106,157	Davide Campari-Milano SpA	1,030,979

	Construction Materials
40,151	Buzzi Unicem SpA	901,720

	Electronic Components
12,231	SAES Getters SpA	378,359

	Finance/Rental/Leasing
7,429	Banca Italease	355,943

	Industrial Machinery
46,960	Interpump Group SpA	408,266

	Regional Banks
216,746	Banca CR Firenze	693,804

	Total Italy	4,085,913

	Japan (28.3%)
	Commercial Printing/Forms
42,000	Asia Securities Printing Co., Ltd.	419,463
38,900	Nissha Printing Co., Ltd.	1,624,286
		2,043,749
	Construction Materials
228,000	Sumitomo Osaka Cement Co., Ltd.	646,988
375,000	Taiheiyo Cement Corp.	1,412,441
		2,059,429
	Containers/Packaging
134,000	Rengo Co., Ltd.	894,095

	Electrical Products
12,500	Mabuchi Motor Co., Ltd.	795,697
36,800	PATLITE Corp.	357,495
		1,153,192
	Electronic Components
33,300	Yamaichi Electronics Co., Ltd.	373,437

	Electronic Production Equipment
40,500	Shinkawa Ltd.	907,669

	Electronics/Appliances
9,350	Nihon Trim Co., Ltd.	443,796

	Finance/Rental/Leasing
276,500	APLUS Co., Ltd.*	909,493
42,700	Century Leasing System, Inc.	565,452
39,400	Fuyo General Lease Co., Ltd.	1,198,619
154,000	Japan Securities Finance Co., Ltd.	1,923,852
14,400	Sanyo Electric Credit Co., Ltd.	263,213
		4,860,629
	Food: Specialty/Candy
70,600	Ariake Japan Co., Ltd.	1,498,032

	Household/Personal Care
10,000	Milbon Co., Ltd.	366,425

	Industrial Specialties
15,600	Taisei Lamick Co., Ltd.	429,382

	Internet Software/Services
131	Internet Initiative Japan Inc.*	409,689

	Medical Specialties
7,600	Nakanishi Inc.	1,010,311

	Miscellaneous Manufacturing
90,000	Takuma Co., Ltd.	488,539

	Property - Casualty Insurers
204,400	Nisshin Fire and Marine Insurance Co., Ltd.	947,538

	Recreational Products
35,200	Mars Engineering Corp.	872,876

	Restaurants
20,300	Hurxley Corp.	335,075
22,500	Nippon Restaurant System, Inc.	755,432
		1,090,507

	Total Japan	19,849,295

	Netherlands (2.3%)
	Apparel/Footwear Retail
21,138	Macintosh Retail Group NV	631,429

	Information Technology Services
1,652	Ordina NV	31,305

	Personnel Services
6,638	Randstad Holding NV	356,545
8,228	USG People NV	565,737
		922,282

	Total Netherlands	1,585,016

	New Zealand (2.2%)
	Discount Stores
368,977	Warehouse Group Ltd. (The)	1,209,138

	Medical Specialties
128,129	Fisher & Paykel Healthcare Corp. Ltd.	340,942

	Total New Zealand	1,550,080

	Norway (5.8%)
	Electrical Products
43,584	Eltek ASA*	542,801

	Engineering & Construction
12,410	Veidekke ASA	419,018

	Oil & Gas Production
34,752	Revus Energy ASA*	350,367

	Publishing: Newspapers
57,328	Schibsted ASA	1,681,798

	Pulp & Paper
72,142	Norske Skogindustrier ASA	1,098,126

	Total Norway	4,092,110

	Spain (0.7%)
	Pulp & Paper
17,765	Miquel y Costas & Miquel, S.A.	509,745

	Sweden (5.4%)
	Advertising/Marketing Services
86,333	Eniro AB	1,008,327

	Aerospace & Defense
50,654	Saab AB (B Shares)	1,239,073

	Electronic Production Equipment
46,519	Micronic Laser Systems AB*	496,840

	Pulp & Paper
41,816	Billerud	645,424

	Tobacco
25,227	Swedish Match AB	425,879

	Total Sweden	3,815,543

	Switzerland (3.7%)
	Building Products
7,003	Schindler Holding AG (Participation Certificates)	365,107
339	Zehnder Group AG (Bearer Shares)	539,581
		904,688
	Industrial Specialties
1,266	sia Abrasives Holding AG (Registered Shares)	393,762

	Pharmaceuticals: Major
3,899	Galenica Holding AG (Registered Shares)	854,905

	Trucks/Construction/Farm Machinery
4,741	Bucher Industries AG (Registered Shares)	415,425

	Total Switzerland	2,568,780

	United Kingdom (14.7%)
	Beverages: Non-Alcoholic
304,296	Britvic PLC	1,268,708

	Casino/Gaming
64,204	William Hill PLC	776,782

	Commercial Printing/Forms
34,422	De La Rue PLC	351,910

	Finance/Rental/Leasing
117,273	Cattles PLC	733,423

	Food Retail
99,643	Premier Foods PLC	501,283

	Food: Specialty/Candy
137,946	Devro PLC	304,641
247,507	RHM PLC	1,311,125
		1,615,766
	Industrial Machinery
245,180	FKI PLC	451,604
43,761	Rotork PLC	606,513
52,833	Spirax-Sarco Engineering PLC	931,403
		1,989,520
	Internet Software/Services
44,221	PlusNet PLC*	95,360

	Other Transportation
291,593	Stagecoach Group PLC	643,956

	Property - Casualty Insurers
79,204	Catlin Group Ltd.	711,722

	Restaurants
84,725	Luminar PLC	884,727

	Trucking
124,805	Wincanton PLC	782,904

	Total United Kingdom	10,356,061

	Total Common Stocks (Cost $57,434,238)	68,436,437

	Preferred Stock (1.0%)
	Germany
	Industrial Machinery
19,420	Sartorius AG (Cost $110,061)	718,360

	Rights (0.2%)
	United Kingdom
	Food Retail
80,164	Premier Foods PLC* (Cost $93,671)	122,856

PRINCIPAL
AMOUNT IN
THOUSANDS
Short-Term Investment (1.0%)
Repurchase Agreement
$688	Joint repurchase agreement account 5.27% due 09/01/06 (dated 08/31/06; proceeds $688,100) (b) (Cost $688,000)	688,000

Total Investments (Cost $58,325,970) (c)	99.7%	69,965,653

Other Assets in Excess of Liabilities	0.3	223,164

Net Assets	100.0%	$70,188,817

*                                         Non-income producing security.

(a)                               Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)                               Collateralized by federal agency and U.S. Treasury obligations.

(c)                                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $14,451,739 and the aggregate gross unrealized depreciation is $2,812,056, resulting in net unrealized appreciation of $11,639,683.

Forward Foreign Currency Contracts Open at August 31, 2006:

					UNREALIZED
CONTRACTS TO		IN EXCHANGE		DELIVERY	APPRECIATION
DELIVER		FOR		DATE	(DEPRECIATION)
	$8,900	CHF	10,903	09/01/06	$(46)
	$5,728	CHF	7,016	09/01/06	(30)
EUR	32,448		$41,598	09/01/06	52
	$65,148	EUR	50,641	09/01/06	(308)
JPY	5,986,164		$51,116	09/01/06	105
	$11,713	NOK	73,695	09/01/06	(58)
	$2,571	NOK	16,146	09/01/06	(17)
JPY	15,080,642		$128,839	09/05/06	329
		Net Unrealized Appreciation			$27

Currency Abbreviations:

EUR	Euro.
JPY	Japanese Yen.
NOK	Norwegian Krone.
CHF	Swiss Franc.

Morgan Stanley International SmallCap Fund

Summary of Investments August 31, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS
Food: Specialty/Candy	$6,486,549		9.2%
Finance/Rental/Leasing	5,949,995		8.5
Industrial Machinery	3,376,734		4.8
Electrical Products	3,089,031		4.4
Construction Materials	2,961,149		4.2
Commercial Printing/Forms	2,395,659		3.4
Pulp & Paper	2,253,295		3.2
Publishing: Newspapers	2,040,136		2.9
Restaurants	1,975,234		2.8
Aerospace & Defense	1,813,816		2.6
Beverages: Alcoholic	1,769,897		2.5
Miscellaneous Commercial Services	1,720,110		2.5
Property - Casualty Insurers	1,659,260		2.4
Industrial Specialties	1,433,753		2.0
Electronic Production Equipment	1,404,509		2.0
Medical Specialties	1,351,253		1.9
Building Products	1,339,574		1.9
Beverages: Non-Alcoholic	1,268,708		1.8
Apparel/Footwear	1,236,375		1.8
Discount Stores	1,209,138		1.7
Trucks/Construction/Farm Machinery	1,166,197		1.7
Advertising/Marketing Services	1,008,327		1.4
Food: Major Diversified	965,599		1.4
Packaged Software	925,426		1.3
Personnel Services	922,282		1.3
Containers/Packaging	894,095		1.3
Pharmaceuticals: Other	881,163		1.3
Recreational Products	872,876		1.2
Pharmaceuticals: Major	854,905		1.2
Investment Banks/Brokers	837,443		1.2
Trucking	782,904		1.1
Casino/Gaming	776,782		1.1
Electronic Components	751,796		1.1
Office Equipment/Supplies	750,207		1.1
Chemicals: Agricultural	709,105		1.0
Regional Banks	693,804		1.0
Repurchase Agreement	688,000		1.0
Semiconductors	679,306		1.0
Other Transportation	643,956		0.9
Apparel/Footwear Retail	631,429		0.9
Food Retail	624,139		0.9
Computer Processing Hardware	621,014		0.9
Food: Meat/Fish/Dairy	557,190		0.8
Hospital/Nursing Management	509,638		0.7
Internet Software/Services	505,049		0.7
Miscellaneous Manufacturing	488,539		0.7
Electronics/Appliances	443,796		0.6
Tobacco	425,879		0.6
Engineering & Construction	419,018		0.6
Real Estate Development	406,258		0.6
Financial Publishing/Services	373,085		0.5
Household/Personal Care	366,425		0.5
Oil & Gas Production	350,367		0.5
Auto Parts: O.E.M.	316,842		0.5
Broadcasting	206,040		0.3
Food Distributors	81,932		0.1
Specialty Telecommunications	69,360		0.1
Information Technology Services	31,305		0.1

	$69,965,653	*	99.7%

*              Does not include open forward foreign currency contracts with net unrealized appreciation of $27.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006